Non-controlling interests (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018	Dec. 31, 2018
Profit (loss), attributable to non-controlling interests	[1]	£ 34		£ 108
Equity attributable to non-controlling interest	[3]	1,221	[2]		£ 1,223
Other non-controlling interests [member]
Profit (loss), attributable to non-controlling interests		0		(1)
Equity attributable to non-controlling interest		1			3
Barclays Bank PLC [member] | Preference shares [member]
Profit (loss), attributable to non-controlling interests		27		106
Equity attributable to non-controlling interest		529			529
Barclays Bank PLC [member] | Upper Tier 2 instruments [member]
Profit (loss), attributable to non-controlling interests		7		£ 3
Equity attributable to non-controlling interest		£ 691			£ 691

[1]	For notes to the Financial Statements see pages 55 to 83
[2]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[3]	For notes to the Financial Statements see pages 55 to 83